GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [abstract]
Schedule of goodwill
	December 31,
	2016	2017
	RMB	RMB

Cost	14,016	16,495
Less: accumulated impairment losses	(7,663)	(7,861)

	6,353	8,634

Schedule of goodwill allocated to cash-generating units

		December 31,
	Principal activities	2016	2017
		RMB	RMB

Sinopec Beijing Yanshan Petrochemical Branch (“Sinopec Yanshan”)	Manufacturing of intermediate petrochemical products and petroleum products	1,157	1,004
Sinopec Zhenhai Refining and Chemical Branch (“Sinopec Zhenhai”)	Manufacturing of intermediate petrochemical products and petroleum products	4,043	4,043
Shanghai SECCO Petrochemical Company Limited (“Shanghai SECCO”)(Note 31)	Production and sale of petrochemical products	—	2,541
Sinopec (Hong Kong) Limited	Trading of petrochemical products	941	879
Multiple units without individually significant goodwill		212	167
		6,353	8,634